UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                      March 31, 2011
Check here if Amendment [_];  Amendment Number
This amendment (check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thomas H. Lee Partners, L.P.
Address:   100 Federal Street, 35th Floor
           Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Holden
Title:     Managing Director and Chief Financial Officer
Phone:     (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 10th day of May, 2011.


Thomas H. Lee Partners, L.P.
----------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers          0
Form 13F Information Table Entry Total     5
Form 13F Information Table Value Total     $3,232,805,666

       Name:            13F File No.:         Name:          13F File No.:

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Item 1           Item 2     Item 3    Item 4     Item 5               Item 6               Item 7                Item 8
------           ------     ------    ------     ------               ------               ------                ------
                                                              Investment Discretion
                                                           ---------------------------                      Voting Authority
                                      Fair                    (a)      (b)        (c)                    ---------------------------
                                      Market    Shares of           Shared as    Shared   Managers             (Shares)
Name of         Title of    CUSIP     Value     Principal    Sole   Defined in   Other      see        (a)        (b)          (c)
Issuer           Class      Number   (x$1,000)    Amount             Instr.V              Instr.V     Sole      Shared         No
------          -------     ------   ---------  ---------    ----   ----------   -----    -------     ----      ------        -----
Warner
 Music
 Group          Common   934550104     376,109   55,555,315  55,555,315                               55,555,315

Fidelity
 National
 Information
 Systems, Inc.  Common   31620M106     538,982   16,487,681  16,487,681                               16,487,681

Warner
 Chilcott
 Limited        Common   G9435N108     583,557   25,088,432  25,088,432                               25,088,432

Sterling
 Financial
 Corporation    Common   859319105     216,881   12,948,112  12,948,112                               12,948,112

Nielsen         Common   N63218106   1,517,276   55,557,528  55,557,528                               55,557,528
 Holdings N.V.
